SHARE BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2021
SHARE BASED COMPENSATION [Abstract]
Assumptions Used for Estimated Fair Value of Options
The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes option pricing model with the following assumptions.

Granted in 2021

Risk-free interest rates	0.74%~1.07%
Expected term	5.6~7.5 years
Expected volatility	32.1%~33.0%
Expected dividend yield	–
Fair value of share options	$71.70~$84.14

Total Compensation Expense of RSAs, RSUs and SARs Granted to Employees
Total compensation expense relating to options, RSAs, RSUs and SARs granted to Eligible Persons after deducting forfeitures recognized for the six months ended June 30, 2020 and 2021, respectively, is as follows:

	For the Six Months ended June 30,
	2020	2021
	$_	$_

Share options:
Cost of revenue	65	247
Sales and marketing expenses	31	5
General and administrative expenses	74,363	109,351
Research and development expenses	213	33

	74,672	109,636

RSAs and RSUs:
Cost of revenue	1,993	3,845
Sales and marketing expenses	4,306	9,562
General and administrative expenses	14,299	27,697
Research and development expenses	17,824	52,950

	38,422	94,054

SARs:
Cost of revenue	980	2,471
Sales and marketing expenses	1,898	4,707
General and administrative expenses	1,078	3,029
Research and development expenses	136	663

	4,092	10,870

Total	117,186	214,560